Loans and Convertible Bridge Financing (Details) - USD ($)								1 Months Ended						4 Months Ended		5 Months Ended	12 Months Ended
	Sep. 23, 2021	Jun. 01, 2021	Jun. 22, 2020	Jan. 07, 2020	Nov. 10, 2018	Oct. 10, 2018	May 08, 2018	Sep. 30, 2021	Jul. 31, 2020	Dec. 29, 2018	Oct. 31, 2018	Jan. 31, 2018	Aug. 31, 2017	Jun. 30, 2021	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Mar. 31, 2019
Loans and Convertible Bridge Financing (Details) [Line Items]
Dividend yield																	0.00%
Expected volatility																	80.00%
Expected life in years																	2 years
Fair value of warrants amounted																		$ 11,359	$ 1,334,255	$ 50,510
Conversion price (in Dollars per share)								$ 0.07			$ 0.17	$ 0.5					$ 1
Aggregate principal amount						$ 1,000,000	$ 170,000
Warrants purchase (in Shares)							170,000
Exercise price (in Dollars per share)							$ 0.5
Conversion price (in Dollars per share)							$ 1
Discount rate							10.00%
Bears interest rate							6.00%
Additional paid in capital							$ 15,300
Fair value amount							$ 65,718
Dividend yield rate							0.00%
Expected volatility rate							59.69%
Risk free rate							2.80%
Expected life							5 years
Conversion price (in Dollars per share)						$ 0.17
Interest rate						4.00%
Additional amount						$ 2,000,000
Aggregate purchase price						5,000,000
Aggregate purchase price Increases						$ 5,000,000
Principal amounts	$ 25,000																$ 1,100,000
Finder’s fee										$ 40,000
Fair value aggregated amount		$ 403,725	$ 107,683	$ 1,097,955
Percentage of dividend yield																	0.00%
Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Risk free rate																	2.87%
Expected life in years																	2 years
Fair value of warrants amounted																	$ 79,227
Expected volatility																	59.69%
CLA August 2017 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount													$ 905,555
Aggregate subscription amount													774,400
Net of issuance costs													$ 40,600
Warrants to purchase ordinary shares (in Shares)																	1,659,971
Exercise price (in Dollars per share)																	$ 0.17
Warrants liabilities																	$ 492,034
Dividend yield																	0.00%
Expected volatility																	69.00%
Risk free rate																	2.16%
Expected life in years																	4 years 7 months 20 days
Fair value of warrants amounted																	$ 673	34,948
CLA August 2017 [Member] | Five Year Warrants [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)																	905,555
Exercise price (in Dollars per share)																	$ 1.2
Convertible Loan Agreement [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Warrants liabilities																	$ 42,591
Debt instrument, description																	The Company determined that the $100,000 received in August 2019 contained a BCF of $21,445 and recorded such BCF in the additional paid in capital in the year ended December 31, 2019. The Company also issued to the investor for the aggregate $1,250,000 Additional Loan Amount a warrant to purchase ordinary shares for an aggregate purchase price of $3,125,000. Such convertible loans bears same terms as the CLA October 2018.
Principal amounts	$ 375,000
CLA July 2020 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Aggregate purchase price									$ 83,740
Investor additional amounts									$ 16,748
CLA November 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount					$ 225,000
Interest rate					4.00%
Conversion price (in Dollars per share)					$ 0.17
Aggregate purchase price					$ 1,125,000
CLA December 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Risk free rate																	2.48%
Expected life in years																	2 years
Fair value of warrants amounted																	$ 0.17		$ 107,602
Interest rate										4.00%
Conversion price (in Dollars per share)										$ 0.17
Aggregate purchase price										$ 240,000
Expected volatility																	59.69%
Aggregate principal loan										400,000
Fair value aggregated amount																	$ 180,281
Percentage of dividend yield																	0.00%
CLA December 2018 [Member] | Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Dividend yield																	0.00%
Expected volatility																	59.69%
Risk free rate																	2.51%
Expected life in years																	5 years
Fair value aggregated amount																	$ 45,327
CLA January-April 2019 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount															$ 200,000
Interest rate															4.00%
Aggregate purchase price															$ 1,000,000
CLA August-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount																$ 475,000
Risk free rate																	1.60%
Expected life in years																	2 years
Fair value of warrants amounted																	$ 409,668
Interest rate																4.00%				4.00%
Conversion price (in Dollars per share)																$ 0.17				$ 0.17
Aggregate purchase price																				$ 2,375,000
Expected volatility																	54.50%
Percentage of dividend yield																	0.00%
CLA March-June 2021 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount														$ 255,000
Conversion price (in Dollars per share)														$ 0.17
Aggregate purchase price														$ 985,000
Convertible Notes [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Fair value of warrants amounted																		5,841
Interest rate																	10.00%
Bear interest rate																	6.00%
Convertible notes																	$ 0	$ 84,758
Conversion of shares (in Shares)																	0	498,758
Investor [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Investor additional amounts										$ 2,000,000					$ 500,000	$ 150,000				$ 150,000	$ 100,000	$ 500,000